Expense Example - A I Shares - Ultra-Short Municipal Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	270	432	608	1,118	26	137	259	615